Short-term and long-term loan (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short- term loan
Short-term bank borrowings	$ 61,549	¥ 428,490	¥ 436,200
Long-term loan
Long-term bank borrowings		0	68,753
Convertible senior notes		1,859,896	0
Total		¥ 1,859,896	¥ 68,753